COMMON SHARES AND TREASURY SHARES (Tables)	12 Months Ended
Dec. 31, 2023
COMMON SHARES AND TREASURY SHARES
Schedule of common shares

Common shares		2023	2022	2021
	Nominal value per share (USD)	Number of shares	Number of shares	Number of shares
A-shares	0.01	86,225,684	82,311,299	81,233,269
B-shares	0.01	1	1	1
C-shares	0.01	1	1	1
Total		86,225,686	82,311,301	81,233,271

Schedule of treasury share transactions

Treasury shares	2023	2022	2021
Number of shares ('000)
Balance as of January 01	493.4	493.4	493.4
Additions	—	—	0.0
Balance as of December 31	493.4	493.4	493.4

	2023	2022	2021
Nominal value USD '000
Balance as of January 01	4.9	4.9	4.9
Additions	—	—	—
Balance as of December 31	4.9	4.9	4.9

Treasury shares - continued	2023	2022	2021
Percentage of share capital
Balance as of January 01	0.6%	0.6%	0.7%
Additions	—	—	—
Dilution due to capital increases	—	—%	(0.1)%
Balance as of December 31	0.6%	0.6%	0.6%